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                                   GMO TRUST

                       SUPPLEMENT DATED MARCH 2, 2000 TO
                    GMO TRUST PROSPECTUS DATED JUNE 30, 1999
                          AS REVISED DECEMBER 31, 1999


     The GMO Global Properties Fund ceased operations on February 29, 2000. Notwithstanding the references to this Fund in the GMO Trust Prospectus, shares of this Fund are no longer available to investors.
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                                    GMO TRUST

                      SUPPLEMENT DATED FEBRUARY 18, 2000 TO
     GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1999 (AS
                                    REVISED)
 GMO TAX-MANAGED FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1999
                                  (AS REVISED)
    PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1999 (AS
                                    REVISED)

         Effective immediately, the following non-fundamental investment policies have been eliminated for the Funds of GMO Trust (the "Trust") noted below:

FOR ALL GMO TRUST FUNDS

         Notwithstanding the policies set forth for each Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for each Fund:

         "The Fund will not own other Funds of GMO Trust."

ALL INTERNATIONAL EQUITY FUNDS

         Notwithstanding the policies set forth for each International Equity Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for each of the Trust's International Equity Funds:

         "The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the fund's assets."

 ALL FIXED INCOME FUNDS

         Notwithstanding the policies set forth for each Fixed Income Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for each of the Trust's Fixed Income
Funds:

         "The net long exposure of the fund, including direct investments in securities and long derivative positions, will not exceed 100% of the fund's net assets."

GMO GLOBAL HEDGED EQUITY FUND ONLY

         Notwithstanding the policies set forth for the Global Hedged Equity Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for the Global Hedged Equity Fund:

         "Except for U.S. government securities, shares of other investment companies, cash, money market instruments and shares of Underlying Funds, the fund will not invest in any one security to an extent greater than 5% over the security's weighting in the fund's benchmark."




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